Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Current Fiscal Year End Date	--03-31
Entity Registrant Name	ARM HOLDINGS PLC /UK
Document Period End Date	Sep. 10, 2026
Amendment Flag	false